Goodwill	12 Months Ended
Dec. 31, 2013
Goodwill
7.	GOODWILL

The changes in the carrying amount of goodwill for fiscal year 2012 and 2013 are as follows:

As of January 1, 2012	4,335
Exchange differences	44

As of December 31, 2012	4,379
Exchange differences	128

As of December 31, 2013	4,507

The Group has only one reporting unit that carries goodwill. The Group performs its annual goodwill impairment tests on December 31 of each year. Based on the assessment, no impairment charges were recognized for the years ended December 31, 2012 and 2013.